UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                   FORM N-CSRS
                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.

                                TABLE OF CONTENTS

Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    4
Statement of Operations ...................................................    5
Statement of Changes in Net Assets ........................................    6
Financial Highlights ......................................................    7
Notes to Financial Statements .............................................    8
Disclosure of Fund Expenses ...............................................   13
Board of Trustees Considerations in Re-Approving the Advisory Agreement ...   14

                                                           AIG MONEY MARKET FUND
APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS*

                                   (BAR CHART)

Banks                      47.2%
Repurchase Agreements      18.5%
Certificates of Deposits   13.9%
Finance                    12.9%
Time Deposits               7.5%

*    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

  FACE
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------                                                              ----------
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) (61.2%)
BANKS (48.0%)
           Abbey National North America
$200,000      0.180%, 05/01/09                                        $  200,000
           Banco Bilbao Vizcaya
 100,000      0.681%, 05/11/09                                            99,981
           Bayerische Landesbank
 150,000      0.500%, 05/04/09 to
              05/06/09                                                   149,991
           Calyon North America
 100,000      0.500%, 05/01/09                                           100,000
 100,000      1.000%, 05/14/09                                            99,964
           CBA Delaware Finance
 100,000      0.751%, 06/09/09                                            99,919
 100,000      0.802%, 05/26/09                                            99,945
           Dexia Delaware
 100,000      0.500%, 05/13/09                                            99,983
 100,000      0.550%, 05/05/09                                            99,994
           Dresdner US Finance
 200,000      0.250%, 05/05/09 to
              05/07/09                                                   199,993
           Fortis Funding
 100,000      0.500%, 05/05/09 (B)                                        99,994
           Lloyds TSB Bank
 100,000      0.390%, 05/11/09                                            99,989
 100,000      0.580%, 06/08/09                                            99,939
           NATIXIS US Finance
 200,000      0.600%, 05/04/09                                           199,990

  FACE
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------                                                              ----------
BANKS -- CONTINUED
           Royal Bank of Scotland
$100,000      0.400%, 05/29/09                                        $   99,969
 100,000      0.440%, 05/14/09                                            99,984
           San Paolo IMI US Financial
 100,000      0.903%, 08/18/09                                            99,728
 100,000      1.002%, 06/02/09                                            99,911
           Societe Generale North America
 100,000      0.726%, 07/16/09                                            99,847
 100,000      0.862%, 05/26/09                                            99,940
           UBS Finance Delaware
 100,000      0.691%, 06/19/09                                            99,906
 100,000      0.731%, 05/21/09                                            99,959
                                                                      ----------
                                                                       2,548,926
                                                                      ----------
FINANCE (13.2%)
           BNP Paribas Finance
 100,000      0.200%, 05/01/09                                           100,000
 100,000      1.000%, 05/18/09                                            99,953
           ING US Funding
  50,000      0.541%, 06/29/09                                            49,956
  50,000      0.551%, 06/23/09                                            49,960
 100,000      0.901%, 05/11/09                                            99,975
           Nordea North America
 100,000      0.280%, 05/04/09                                            99,998
           Rabobank USA Financial
 100,000      0.240%, 05/14/09                                            99,991
 100,000      0.731%, 05/19/09                                            99,963
                                                                      ----------
                                                                         699,796
                                                                      ----------
           TOTAL COMMERCIAL PAPER
           (Cost $3,248,722)                                           3,248,722
                                                                      ----------
CERTIFICATES OF DEPOSIT (14.1%)
           Bank of Nova Scotia
 100,000      0.540%, 05/08/09                                           100,000
           Bank of Tokyo
 100,000      0.500%, 05/18/09                                           100,000
 100,000      0.720%, 07/06/09                                           100,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
APRIL 30, 2009 (UNAUDITED)

  FACE
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------                                                              ----------
CERTIFICATES OF DEPOSIT -- CONTINUED
           Barclays Bank
$100,000      0.900%, 07/20/09                                        $  100,002
 100,000      1.125%, 07/02/09                                           100,002
           Sumitomo Mitsui Banking
  50,000      0.500%, 05/28/09                                            50,000
 100,000      0.510%, 05/18/09                                           100,000
           Svenska Handelsbanken
 100,000      0.550%, 07/31/09                                           100,000
                                                                      ----------
           TOTAL CERTIFICATES OF DEPOSIT
              (Cost $750,004)                                            750,004
                                                                      ----------
TIME DEPOSITS (7.7%)
           Australia & New Zealand Bank
 157,400      0.150%, 05/01/09                                           157,400
           Bank of Ireland
 150,000      0.230%, 05/01/09                                           150,000
           Fortis Bank
 100,000      0.250%, 05/01/09                                           100,000
                                                                      ----------
           TOTAL TIME DEPOSITS
           (Cost $407,400)                                               407,400
                                                                      ----------
REPURCHASE AGREEMENTS (18.9%)
 200,000      Barclays Bank
              0.160%, dated 04/30/09, to be
              repurchased on 05/01/09,
              repurchase price $200,000,889
              (collateralized by a U.S. Treasury
              obligation, par value
              204,302,400, 0.875%, 04/30/11,
              with a total market value
              $204,000,032)                                              200,000
 400,000      Deutsche Bank
              0.150%, dated 04/30/09, to be
              repurchased on 05/01/09,
              repurchase price $400,001,667
              (collateralized by a FHLMC
              obligation, par value
              405,450,000, 3.250%, 01/13/16,
              with a total market value
              $408,000,168)                                              400,000

  FACE
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------                                                              ----------
REPURCHASE AGREEMENTS -- CONTINUED
$400,000      Morgan Stanley Group
              0.100%, dated 04/30/09, to be
              repurchased on 05/01/09,
              repurchase price $400,001,111
              (collateralized by various
              FHLMC obligations, ranging in
              par value
              3,789,000-154,430,000,
              2.000%-5.500%,
              08/23/10-07/15/14, with a total
              market value $408,000,198)                              $  400,000
                                                                      ----------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $1,000,000)                                        1,000,000
                                                                      ----------
              TOTAL INVESTMENTS (101.9%)
              (Cost $5,406,126)                                       $5,406,126
                                                                      ----------

Percentages are based on net assets of $5,306,071 (000).

(A) Discount notes. The rate reported is the effective yield at time of purchase.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2009, the value of this liquid security amounted to $99,994,444, representing 1.88% of the net assets of the Fund.

FHLMC - Federal Home Loan Mortgage Corporation

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)                  AIG MONEY MARKET FUND
AS OF APRIL 30, 2009 (UNAUDITED)

ASSETS
   Investments at value (Cost $4,406,126)                            $4,406,126
   Repurchase Agreement at value (Cost $1,000,000)                    1,000,000
   Interest Receivable                                                      252
   Cash                                                                       5
   Prepaid Expenses                                                          44
                                                                     ----------
   TOTAL ASSETS                                                       5,406,427
                                                                     ----------
LIABILITIES
   Payable for Investment Securities Purchased                          100,000
   Payable due to Investment Adviser                                        153
   Payable due to Administrator                                             143
   Chief Compliance Officer Fees Payable                                      3
   Payable due to Trustees                                                    1
   Other Accrued Expenses                                                    56
                                                                     ----------
   TOTAL LIABILITIES                                                    100,356
                                                                     ----------
NET ASSETS                                                           $5,306,071
                                                                     ==========
NET ASSETS CONSIST OF:
   Paid-in Capital                                                   $5,306,087
   Accumulated Net Realized Loss on Investments                             (16)
                                                                     ----------
NET ASSETS                                                           $5,306,071
                                                                     ==========
Net Asset Value, Offering and Redemption
Price Per Share -- Class A Shares
(unlimited authorization -- no par value)
($5,306,070,955 / 5,306,118,307)                                     $     1.00
                                                                     ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)

INVESTMENT INCOME:
Interest Income                                                         $10,703
                                                                        -------
   Total Investment Income                                               10,703
                                                                        -------
EXPENSES:
Investment Advisory Fees                                                  5,857
Administration Fees                                                         802
Chief Compliance Officer Fees                                                 5
Trustees' Fees                                                                3
Registration and Filing Fees                                                 84
Custodian Fees                                                               80
Professional Fees                                                            33
Transfer Agent Fees                                                          29
Printing Fees                                                                12
Insurance and Other Fees                                                     33
                                                                        -------
   Total Expenses                                                         6,938
Less:
Waiver of Investment Advisory Fees                                       (4,668)
Waiver of Administration Fees                                               (29)
                                                                        -------
   Net Expenses                                                           2,241
                                                                        -------
   Net Investment Income                                                  8,462
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 8,462
                                                                        =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND THE YEAR ENDED
OCTOBER 31,

                                                                       11/01/08 TO    11/01/07 TO
                                                                        04/30/09       10/31/08
                                                                      ------------   ------------
OPERATIONS:
   Net Investment Income                                              $      8,462   $     63,328
   Net Realized Gain on Investments                                             --              2
                                                                      ------------   ------------
      Increase in Net Assets Resulting from Operations                       8,462         63,330
                                                                      ------------   ------------
DIVIDENDS:
   Net Investment Income
      Class A                                                               (8,462)       (62,893)
      Class B                                                                   --           (431)
                                                                      ------------   ------------
   Total Dividends                                                          (8,462)       (63,324)
                                                                      ------------   ------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE)+:
   Class A
      Issued                                                            33,567,067     80,938,384
      Issued from consolidation                                                 --         57,316
      Reinvestment of Dividends                                              8,438         62,284
      Redeemed                                                         (32,849,962)   (77,646,891)
                                                                      ------------   ------------
         Net Increase in Net Assets from Class A Share Transactions        725,543      3,411,093
                                                                      ------------   ------------
   Class B
      Issued                                                                    --            405
      Reinvestment of Dividends                                                 --            417
      Redeemed                                                                  --         (6,254)
      Redeemed for consolidation                                                --        (57,316)
                                                                      ------------   ------------
         Net Decrease in Net Assets from Class B Share Transactions             --        (62,748)
                                                                      ------------   ------------
Net Increase in Net Assets from Capital Share Transactions                 725,543      3,348,345
                                                                      ------------   ------------
Total Increase in Net Assets                                               725,543      3,348,351
NET ASSETS:
   Beginning of Period                                                   4,580,528      1,232,177
                                                                      ------------   ------------
   End of Period                                                      $  5,306,071   $  4,580,528
                                                                      ============   ============
Undistributed Net Investment Income                                   $         --   $         --
                                                                      ============   ============

+ Effective December 31, 2007 Class B shares consolidated into Class A shares.

Amounts designated as "--" are either $0 or rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND THE YEARS ENDED OCTOBER 31,



              NET
             ASSET                      NET                     DIVIDENDS
             VALUE         NET        REALIZED       TOTAL      FROM NET
           BEGINNING   INVESTMENT     GAIN ON        FROM      INVESTMENT     TOTAL
           OF PERIOD     INCOME     INVESTMENTS   OPERATIONS     INCOME     DIVIDENDS
           ---------   ----------   -----------   ----------   ----------   ---------
AIG MONEY MARKET FUND
CLASS A
   2009*     $1.00       $  --**        $--**        $  --       $   --      $   --
   2008       1.00        0.03           --           0.03        (0.03)      (0.03)
   2007       1.00        0.05           --           0.05        (0.05)      (0.05)
   2006       1.00        0.05           --           0.05        (0.05)      (0.05)
   2005       1.00        0.03           --           0.03        (0.03)      (0.03)
   2004       1.00        0.01           --           0.01        (0.01)      (0.01)

                                                                            RATIO
                                                              RATIO        OF NET
             NET                   NET                     OF EXPENSES   INVESTMENT
            ASSET                 ASSETS        RATIO       TO AVERAGE     INCOME
            VALUE                 END OF     OF EXPENSES    NET ASSETS       TO
           END OF     TOTAL       PERIOD      TO AVERAGE    (EXCLUDING     AVERAGE
           PERIOD    RETURN+       (000)      NET ASSETS     WAIVERS)    NET ASSETS
           ------   ---------   ----------   -----------   -----------   ----------
AIG MONEY MARKET FUND
CLASS A
   2009*    $1.00     0.18%     $5,306,071       0.10%         0.30%        0.36%
   2008      1.00     2.70       4,580,528       0.20          0.30         2.33
   2007      1.00     5.18       1,169,431       0.21          0.31         5.05
   2006      1.00     4.72       1,193,586       0.22          0.32         4.61
   2005      1.00     2.73       1,328,558       0.21          0.31         2.71
   2004      1.00     1.15         829,783       0.08          0.33         1.13

+ Total return would have been lower had certain fees not been waived by the Advisor, Sub-Distributor and Administrator.

* For the six month period ended April 30, 2009. All ratios for the period have been annualized.

**   Amounts represent less than $0.01 per share.

Note (unaudited): The 7-day current and effective annualized yield for Class A, as of April 30, 2009, is 0.40%.

The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.

Amounts designated as "--" are either $0 or rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND

APRIL 30, 2009 (UNAUDITED)

1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 33 funds. The financial statements herein are those of the AIG Money Market Fund (the "Fund"), which offers one class of shares: Class A. Effective December 31, 2007 Class B Shares consolidated into Class A shares. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

          USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

          SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Interest income is recognized on the accrual basis from settlement date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

          In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

               - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

               - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND

APRIL 30, 2009 (UNAUDITED)

          As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009 (000):

                            LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                            -------   ----------   -------   ----------
Investments in securities     $--     $5,406,126     $--     $5,406,126
                              ===     ==========     ===     ==========

          FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

          On November 1, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

          The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

          The Fund files U. S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

          REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets. Class specific expenses, such as 12b-1 fees, were borne by the Class B shares. Income, other expenses and realized gains and losses of the Fund were allocated to the respective classes on the basis of the relative net assets each day.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND

APRIL 30, 2009 (UNAUDITED)

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY, AND CUSTODIAN AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of the Fund remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. The Administrator waived $29,272 of Administration fees for the six months ended April 30, 2009.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp., an indirect wholly owned subsidiary of American International Group, Inc. and an affiliate of the Advisor, serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund had adopted a Distribution Plan (the "Plan") relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provided for payment of fees to the Distributor at an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees were then paid to the Sub-Distributor for services provided. The Sub-Distributor had voluntarily agreed to waive 0.15%, reducing the annual fee to 0.20% of Class B average daily net assets. The waiver was voluntary and could have been terminated at any time. Effective November 30, 2007, distribution fees were discontinued.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

     U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.   INVESTMENT ADVISORY AGREEMENT:

     The Trust and AIG Global Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A. Prior to the consolidation of the Class B shares, the Advisor had voluntarily agreed to limit operating expenses to not more than 0.75% of the Fund's average daily net assets of Class B. For the period November 1, 2008 through November 19, 2008, the Advisor waived 0.100% of its annual fee, reducing the annual fee to 0.150% of the Funds average daily net assets. For the period November 20, 2008 to December 21, 2008, the Advisor waived 0.175% of its annual fee, reducing the annual fee to 0.075% of the Funds average daily net assets. For the period December 22, 2008 through April 30, 2009, the Advisor waived 0.215% of its annual fee, reducing the annual fee to 0.035% of the Funds average daily net assets. As of April 30, 2009, the waiver amount totaled $4,668,168 and is included in the Fund's Statement of Operations. Fee waivers are voluntary and may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND

APRIL 30, 2009 (UNAUDITED)

6.   FEDERAL TAX INFORMATION:

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2008.

     The tax character of dividends and distributions paid during the years ended October 31, 2008 and October 31, 2007 were as follows:

       ORDINARY
        INCOME
YEAR    (000)
----   --------
2008    $63,324
2007     64,500

     As of October 31, 2008, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income ........   $ 3,540
Capital Loss Carryforwards ...........       (16)
Other Temporary Differences ..........    (3,540)
                                         -------
Total Accumulated Losses .............   $   (16)
                                         =======

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2008, there were $16,496 of capital loss carryforwards, which expire October, 2015. As of April 30, 2009, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.

7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2009, is as follows:

   S & P        MOODY'S
-----------   ----------
A1+    65.8%  P1   100.0%
A1     34.2
      -----        -----
      100.0%       100.0%
      -----        -----

8.   OTHER:

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND

APRIL 30, 2009 (UNAUDITED)

9.   ACCOUNTING PRONOUNCEMENTS:

     In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

     In April 2009, FASB Staff Position No. 157-4 -- Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                         11/01/08     4/30/09      RATIOS     PERIOD*
                         ---------   ---------   ----------   -------
AIG MONEY MARKET FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,001.80      0.10%      $0.47
HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,024.32      0.10%      $0.48

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 181/365 (to reflect the one-half year period shown).

BOARD OF TRUSTEES CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 11-12, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, its investment philosophy and personnel. They then reviewed the Fund's portfolio holdings and the Fund's rating. The representatives then discussed the Adviser's approach to credit quality evaluation, asset allocation and maturity allocations and averages. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser: In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund and the Adviser: The Board was provided with information regarding the Fund's performance over various periods of time. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds, noting that the Fund's performance was comparable to other funds in the Fund's peer group and its benchmark over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year. Based on this information, the Board concluded that the Fund's performance was reasonable and that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Costs of Advisory Services, Profitability and Economies of Scale: In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, the fee waivers that the Adviser had made over the period, and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the resulting profits realized by the Adviser from its relationship with the Fund, noting that the Fund had recently elected to reduce its investment advisory fee and increase the amount of its advisory fee waiver. The Board concluded that the Adviser's profit was not excessive when considered in the context of current Fund asset levels and the overall expense ratio of the Fund. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered and was comparable to the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

                                     NOTES

INVESTMENT ADVISOR:

AIG Global Investment Corp.
70 Pine Street
New York, NY 10270

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

SUB-DISTRIBUTOR:

AIG Equity Sales Corp.
70 Pine Street
New York, NY 10270

ADMINISTRATOR:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, D.C. 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103

For information call: 1-800-845-3885

This information must be preceded or accompanied by a current prospectus.

AIG-SA-007-0100

                                       AIG
                                MONEY MARKET FUND

                               SEMI-ANNUAL REPORT

                                 April 30, 2009

                                   (AIG LOGO)

                                   Advised by

                           AIG GLOBAL INVESTMENT CORP.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.